Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
January 20, 2021

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds
File Nos. 333-40455 and 811-08495
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 272-278 (the “Amendment”) to the Registration Statement of the Registrant on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on January 15, 2021, with an effective date of January 15, 2021.

 Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

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